UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Change in operating assets and liabilities:
Net cash used in operating activities		$ (22,557,000)
Cash Flows from Investing Activities:
Net cash used in investing activities		(163,000)
Cash Flows from Financing Activities:
Proceeds from Related Party Debt		23,000,000
Net cash provided by financing activities		22,486,000
Net increase in cash, cash equivalents, and restricted cash		(234,000)
Cash, cash equivalents, and restricted cash at the beginning of period		351,000
Cash, cash equivalents, and restricted cash at the end of period	$ 351,000	117,000
Graf Acquisition Corp. IV [Member]
Operating Activities
Net (loss) income	(990,638)	4,548,351
Adjustments to reconcile net (loss) income to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of common stock	1,000
General and administrative expenses paid by related party under promissory note	1,981
Offering costs - derivative warrant liability	34,474
Loss upon issuance of private placement warrants	4,154,950
Change in fair value of derivative warrant liability	(5,665,840)	(5,146,470)
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability		(179,595)
Income from investments held in Trust Account	(41,153)	(2,400,690)
Change in operating assets and liabilities:
Prepaid expenses	(812,724)	569,972
Accounts payable	51,807	125,350
Franchise tax payable	185,205	(142,500)
Income tax payable		181,374
Accrued expenses	1,557,213	873,215
Net cash used in operating activities	(1,523,725)	(1,570,993)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(171,615,000)
Cash withdrawals from Trust Account to pay for taxes		568,642
Net cash used in investing activities	(171,615,000)	568,642
Cash Flows from Financing Activities:
Proceeds from Related Party Debt	500
Repayment of note payable to related party	(69,809)
Proceeds received from initial public offering, gross	171,615,000
Proceeds received from private placement	7,082,300
Offering costs paid	(3,766,760)	(85,000)
Net cash provided by financing activities	174,861,231	(85,000)
Net increase in cash, cash equivalents, and restricted cash	1,722,506	(1,087,351)
Cash, cash equivalents, and restricted cash at the beginning of period	0	1,722,506
Cash, cash equivalents, and restricted cash at the end of period	1,722,506	635,155
Supplemental disclosure of noncash activities:
Offering costs paid by Sponsor in exchange for issuance of common stock	24,000
Offering costs included in accrued expenses	98,924	13,924
Offering costs paid by related party under promissory note	67,327
Deferred underwriting commissions in connection with the initial public offering	$ 6,006,525
Extinguishment of deferred underwriting commissions allocated to Public Shares		3,724,646
Supplementary cash flow information:
Cash paid for income taxes		$ 257,000